Consolidated Statements of Shareholder's Equity	Total USD ($)	Capital Stock USD ($)	Capital Stock Series A USD ($)	Capital Stock Series B USD ($)	Capital Stock Series C USD ($)	Convertible preferred equity certificates ("CPECs") USD ($)	Convertible preferred equity certificates ("CPECs") Series A USD ($)	Convertible preferred equity certificates ("CPECs") Series B USD ($)	Convertible preferred equity certificates ("CPECs") Series C USD ($)	Contributed surplus USD ($)	Deficit USD ($)	Accumulated other comprehensive earnings (loss) USD ($)	Redeemable non- controlling interests USD ($)
Beginning Balance at Apr. 30, 2009	$ 756,017,000	$ 19,000				$ 1,574,302,000				$ 8,911,000	$ (691,222,000)	$ (135,993,000)
Conversion of CPECs into capital stock			1,546,489,000	20,000,000	7,813,000		(1,546,489,000)	(20,000,000)	(7,813,000)
Redemption of capital stock	(27,808,000)	(27,366,000)									(442,000)
Net change in cash flow hedges	2,977,000											2,977,000
Foreign currency translation	61,354,000											61,354,000	(1,573,000)
Stock compensation expense	4,017,000									4,017,000
Defined benefit plan, net of income tax	(33,447,000)											(33,447,000)	(17,559,000)
Net earnings (loss)	(70,607,000)										(70,607,000)		(5,895,000)
Ending Balance at Apr. 30, 2010	692,503,000	1,546,955,000								12,928,000	(762,271,000)	(105,109,000)	(25,027,000)
Issuance of capital stock for cash	146,000	146,000
Net change in cash flow hedges	(571,000)											(571,000)
Foreign currency translation	90,714,000											90,714,000	(207,000)
Stock compensation expense	1,655,000									1,655,000
Defined benefit plan, net of income tax	30,167,000											30,167,000	23,252,000
Net earnings (loss)	(70,338,000)										(70,338,000)		5,069,000
Ending Balance at Apr. 30, 2011	744,276,000	1,547,101,000								14,583,000	(832,609,000)	15,201,000	3,087,000
Net change in cash flow hedges	(733,000)											(733,000)
Foreign currency translation	(9,845,000)											(9,845,000)	(1,632,000)
Stock compensation expense	312,000									312,000
Defined benefit plan, net of income tax	(468,000)											(468,000)	177,000
Net earnings (loss)	(8,373,000)										(8,373,000)		5,431,000
Ending Balance at Jul. 31, 2011	725,169,000	1,547,101,000								14,895,000	(840,982,000)	4,155,000	7,063,000
Beginning Balance at Apr. 30, 2011	744,276,000	1,547,101,000								14,583,000	(832,609,000)	15,201,000	3,087,000
Issuance of capital stock for cash	100,000,000	60,000,000								40,000,000
Net change in cash flow hedges	(2,437,000)											(2,437,000)
Foreign currency translation	(60,608,000)											(60,608,000)	(2,149,000)
Stock compensation expense	735,000									735,000
Defined benefit plan, net of income tax	(13,752,000)											(13,752,000)	(11,685,000)
Net earnings (loss)	(107,422,000)										(107,422,000)		12,422,000
Ending Balance at Apr. 30, 2012	660,792,000	1,607,101,000								55,318,000	(940,031,000)	(61,596,000)	1,675,000
Net change in cash flow hedges	(169,000)											(169,000)
Foreign currency translation	(30,622,000)											(30,622,000)	2,058,000
Stock compensation expense	111,000									111,000
Defined benefit plan, net of income tax	(2,338,000)											(2,338,000)	(302,000)
Net earnings (loss)	(33,105,000)										(33,105,000)		868,000
Ending Balance at Jul. 31, 2012	$ 594,669,000	$ 1,607,101,000								$ 55,429,000	$ (973,136,000)	$ (94,725,000)	$ 4,299,000